Pledged Assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Pledged Assets
38.	PLEDGED ASSETS

The Company provided certificate of deposits recorded in other financial assets as collateral mainly for building lease agreements. As of December 31, 2017 and 2018, the aforementioned other financial assets amounted to NT$165.6 million and NT$124.2 million, respectively.